Assets and liabilities held for sale and discontinued operations - Additional Information (Details)		12 Months Ended
	Oct. 31, 2018 USD ($) T	Dec. 31, 2018 USD ($) operation	Dec. 31, 2017 USD ($) operation		Dec. 31, 2016 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale		$ 42,000,000	$ 0	[1]	$ 0
Number of discontinued operations | operation		0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale		$ 42,000,000	$ 0		$ 0
Gain (loss) from sale of vessel		(2,995,000)
Vessels | Felicity
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	157,667
Proceeds from sales of vessels previously held for sale	$ 42,000,000
Gain (loss) from sale of vessel		(3,000,000)
Cost | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale		0	$ 0
Cost | Vessels | Felicity
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale		$ 45,000,000

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.